STOCKHOLDERS' EQUITY (Schedule of Sales of D Units in Second 2010 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Nov. 30, 2010 Second 2010 For D Units [Member]	Jun. 30, 2011 Second 2010 For D Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		4,000,000	4,000,000
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 200,000	$ 200,000
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		0	0
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		200,000	200,000
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	151,361	151,361
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 48,639	$ 48,639